Quarterly Holdings Report
for
Fidelity® Large Cap Growth Index Fund
July 31, 2022
LC1-NPRT1-0922
1.9871046.106
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.7%
Entertainment - 0.8%
Electronic Arts, Inc.	8,307	1,090,128
Live Nation Entertainment, Inc. (a)	36,867	3,465,129
Madison Square Garden Sports Corp. (a)	4,545	698,930
Netflix, Inc. (a)	94,543	21,262,721
Playtika Holding Corp. (a)	45,413	557,218
Roblox Corp. (a)(b)	210,582	9,040,285
Roku, Inc. Class A (a)	16,171	1,059,524
Spotify Technology SA (a)	66,970	7,568,949
Take-Two Interactive Software, Inc. (a)	62,734	8,326,684
The Walt Disney Co. (a)	58,474	6,204,091
Warner Bros Discovery, Inc. (a)	828,457	12,426,855
World Wrestling Entertainment, Inc. Class A (b)	20,606	1,428,202
		73,128,716
Interactive Media & Services - 6.6%
Alphabet, Inc.:
Class A (a)	2,505,809	291,475,703
Class C (a)	2,288,914	266,978,929
Match Group, Inc. (a)	127,712	9,362,567
Meta Platforms, Inc. Class A (a)	233,878	37,209,990
Pinterest, Inc. Class A (a)	57,804	1,126,022
TripAdvisor, Inc. (a)(b)	3,839	72,979
Twitter, Inc. (a)	330,509	13,752,479
Zoominfo Technologies, Inc. (a)	131,465	4,981,209
		624,959,878
Media - 0.3%
Cable One, Inc.	1,744	2,400,930
Charter Communications, Inc. Class A (a)	55,360	23,921,056
Liberty Broadband Corp.:
Class A (a)	4,709	508,242
Class C (a)	28,621	3,117,686
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	10,974	743,708
Liberty Media Class A (a)	837	51,886
Liberty SiriusXM Series A (a)(b)	9,703	386,665
Liberty SiriusXM Series C (a)	20,767	826,942
Nexstar Broadcasting Group, Inc. Class A	1,704	320,982
		32,278,097
TOTAL COMMUNICATION SERVICES		730,366,691
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 0.0%
Aptiv PLC (a)	32,419	3,400,429
Automobiles - 3.9%
Lucid Group, Inc. Class A (a)(b)	238,812	4,358,319
Tesla, Inc. (a)	406,045	361,968,815
		366,327,134
Distributors - 0.1%
Genuine Parts Co.	5,367	820,453
Pool Corp.	18,652	6,671,820
		7,492,273
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)(b)	7,962	745,801
H&R Block, Inc.	64,969	2,596,161
Mister Car Wash, Inc. (a)(b)	27,367	317,457
		3,659,419
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	179,205	19,888,171
Booking Holdings, Inc. (a)	19,447	37,643,363
Caesars Entertainment, Inc. (a)	67,323	3,075,988
Chipotle Mexican Grill, Inc. (a)	13,313	20,824,461
Choice Hotels International, Inc.	16,063	1,941,535
Churchill Downs, Inc.	17,360	3,642,128
Darden Restaurants, Inc.	43,505	5,415,937
Domino's Pizza, Inc.	12,560	4,924,902
Draftkings Holdings, Inc. (a)(b)	181,292	2,489,139
Expedia, Inc. (a)	72,341	7,671,763
Hilton Worldwide Holdings, Inc.	94,848	12,147,183
Las Vegas Sands Corp. (a)	58,971	2,222,617
Marriott International, Inc. Class A	131,367	20,863,707
McDonald's Corp.	85,999	22,649,557
Norwegian Cruise Line Holdings Ltd. (a)(b)	14,364	174,523
Planet Fitness, Inc. (a)	29,708	2,341,287
Six Flags Entertainment Corp. (a)	18,328	415,496
Starbucks Corp.	197,684	16,759,650
Travel+Leisure Co.	28,923	1,246,871
Vail Resorts, Inc.	18,207	4,317,426
Wendy's Co.	82,617	1,737,436
Wyndham Hotels & Resorts, Inc.	30,060	2,086,465
Wynn Resorts Ltd. (a)	6,401	406,335
Yum! Brands, Inc.	15,721	1,926,451
		196,812,391
Household Durables - 0.2%
D.R. Horton, Inc.	80,943	6,315,982
NVR, Inc. (a)	1,037	4,555,645
PulteGroup, Inc.	44,158	1,926,172
Toll Brothers, Inc.	27,290	1,342,122
TopBuild Corp. (a)	13,200	2,794,704
		16,934,625
Internet & Direct Marketing Retail - 6.4%
Amazon.com, Inc. (a)	4,256,243	574,379,993
Doordash, Inc. (a)(b)	105,798	7,379,411
eBay, Inc.	34,910	1,697,673
Etsy, Inc. (a)	60,483	6,273,297
Lyft, Inc. (a)	117,445	1,627,788
Uber Technologies, Inc. (a)	783,433	18,371,504
Wayfair LLC Class A (a)(b)	23,480	1,265,807
		610,995,473
Leisure Products - 0.1%
Brunswick Corp.	6,310	505,557
Mattel, Inc. (a)	80,871	1,876,207
Polaris, Inc.	20,007	2,346,421
YETI Holdings, Inc. (a)(b)	41,712	2,117,718
		6,845,903
Multiline Retail - 0.6%
Dollar General Corp.	109,478	27,197,620
Dollar Tree, Inc. (a)	31,513	5,210,990
Nordstrom, Inc.	45,762	1,075,865
Ollie's Bargain Outlet Holdings, Inc. (a)	1,477	87,069
Target Corp.	122,189	19,963,239
		53,534,783
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	2,294	444,164
AutoZone, Inc. (a)	8,611	18,405,065
Best Buy Co., Inc.	30,071	2,315,166
Burlington Stores, Inc. (a)	29,519	4,166,016
CarMax, Inc. (a)	8,852	881,128
Carvana Co. Class A (a)(b)	49,946	1,455,926
Five Below, Inc. (a)	26,131	3,320,466
Floor & Decor Holdings, Inc. Class A (a)	49,402	3,980,319
Leslie's, Inc. (a)(b)	67,353	1,021,071
Lowe's Companies, Inc.	273,341	52,353,002
O'Reilly Automotive, Inc. (a)	12,752	8,972,180
RH (a)	3,103	867,071
Ross Stores, Inc.	70,026	5,690,313
The Home Depot, Inc.	286,977	86,362,858
TJX Companies, Inc.	562,180	34,382,929
Tractor Supply Co.	53,508	10,245,712
Ulta Beauty, Inc. (a)	24,584	9,560,963
Victoria's Secret & Co. (a)	28,411	1,050,071
Williams-Sonoma, Inc. (b)	26,334	3,803,156
		249,277,576
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	11,436	3,581,870
lululemon athletica, Inc. (a)	53,433	16,591,481
NIKE, Inc. Class B	586,734	67,427,471
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,650	366,314
Tapestry, Inc.	17,168	577,360
		88,544,496
TOTAL CONSUMER DISCRETIONARY		1,603,824,502
CONSUMER STAPLES - 5.5%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)(b)	4,279	1,627,860
Brown-Forman Corp.:
Class A	13,359	967,192
Class B (non-vtg.)	51,007	3,785,740
Monster Beverage Corp. (a)	164,566	16,394,065
PepsiCo, Inc.	559,404	97,873,324
The Coca-Cola Co.	1,402,332	89,987,644
		210,635,825
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	40,504	2,742,121
Costco Wholesale Corp.	212,012	114,762,096
Grocery Outlet Holding Corp. (a)	3,030	129,442
Performance Food Group Co. (a)	22,432	1,115,095
Sysco Corp.	243,073	20,636,898
		139,385,652
Food Products - 0.3%
Darling Ingredients, Inc. (a)	5,296	366,907
Freshpet, Inc. (a)(b)	12,188	651,327
Kellogg Co.	66,191	4,892,839
Lamb Weston Holdings, Inc.	68,938	5,491,601
Pilgrim's Pride Corp. (a)	11,768	369,162
The Hershey Co.	60,548	13,802,522
		25,574,358
Household Products - 1.2%
Church & Dwight Co., Inc.	52,631	4,629,949
Colgate-Palmolive Co.	243,781	19,195,316
Kimberly-Clark Corp.	95,513	12,587,658
Procter & Gamble Co.	487,547	67,725,154
The Clorox Co.	48,874	6,932,288
		111,070,365
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	109,864	30,003,858
Olaplex Holdings, Inc. (b)	59,600	1,025,120
		31,028,978
TOTAL CONSUMER STAPLES		517,695,178
ENERGY - 1.4%
Energy Equipment & Services - 0.1%
Halliburton Co.	194,750	5,706,175
Oil, Gas & Consumable Fuels - 1.3%
Antero Resources Corp. (a)	91,577	3,630,112
Cheniere Energy, Inc.	69,675	10,421,987
Continental Resources, Inc.	12,904	888,957
Coterra Energy, Inc.	61,993	1,896,366
Devon Energy Corp.	153,916	9,673,621
Diamondback Energy, Inc.	48,378	6,193,352
Enviva, Inc.	14,687	1,022,656
EOG Resources, Inc.	204,699	22,766,623
Hess Corp.	105,493	11,864,798
New Fortress Energy, Inc.	23,071	1,129,787
Occidental Petroleum Corp.	323,523	21,271,637
ONEOK, Inc.	24,025	1,435,254
Ovintiv, Inc.	88,003	4,496,073
PDC Energy, Inc.	24,205	1,590,026
Pioneer Natural Resources Co.	63,437	15,031,397
Range Resources Corp. (a)	82,846	2,739,717
Southwestern Energy Co. (a)	38,201	269,699
Targa Resources Corp.	108,083	7,469,616
Texas Pacific Land Corp. (b)	2,738	5,021,081
		128,812,759
TOTAL ENERGY		134,518,934
FINANCIALS - 2.9%
Banks - 0.1%
First Citizens Bancshares, Inc.	1,440	1,089,619
Signature Bank	1,520	282,066
SVB Financial Group (a)	17,915	7,229,598
Western Alliance Bancorp.	30,882	2,358,767
		10,960,050
Capital Markets - 1.5%
Ameriprise Financial, Inc.	33,511	9,045,289
Ares Management Corp.	72,557	5,198,709
Blackstone, Inc.	335,117	34,205,392
Blue Owl Capital, Inc. Class A (b)	192,762	2,199,414
Charles Schwab Corp.	403,953	27,892,955
FactSet Research Systems, Inc.	18,154	7,800,411
LPL Financial	38,079	7,993,544
MarketAxess Holdings, Inc.	17,767	4,810,948
Moody's Corp.	72,150	22,384,538
Morningstar, Inc.	10,793	2,755,993
MSCI, Inc.	28,398	13,669,093
Raymond James Financial, Inc.	7,466	735,177
Tradeweb Markets, Inc. Class A	32,580	2,297,542
		140,989,005
Consumer Finance - 0.1%
American Express Co.	18,152	2,795,771
Credit Acceptance Corp. (a)(b)	337	194,082
Upstart Holdings, Inc. (a)(b)	6,505	158,267
		3,148,120
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	167,425	9,559,968
Insurance - 1.1%
Alleghany Corp. (a)	929	778,019
Aon PLC	94,881	27,614,166
Arch Capital Group Ltd. (a)	56,064	2,489,242
Arthur J. Gallagher & Co.	11,327	2,027,420
Assurant, Inc.	1,588	279,139
Brown & Brown, Inc.	8,662	563,896
Erie Indemnity Co. Class A	8,870	1,803,803
Everest Re Group Ltd.	5,766	1,506,944
Lincoln National Corp.	16,885	866,876
Markel Corp. (a)	1,460	1,893,824
Marsh & McLennan Companies, Inc.	214,323	35,140,399
Progressive Corp.	243,215	27,984,318
RenaissanceRe Holdings Ltd.	11,393	1,473,229
Ryan Specialty Group Holdings, Inc. (b)	39,401	1,703,699
		106,124,974
Thrifts & Mortgage Finance - 0.0%
Rocket Companies, Inc. (b)	31,784	302,584
UWM Holdings Corp. Class A (b)	39,073	147,305
		449,889
TOTAL FINANCIALS		271,232,006
HEALTH CARE - 11.5%
Biotechnology - 2.9%
AbbVie, Inc.	846,316	121,454,809
Alnylam Pharmaceuticals, Inc. (a)	57,746	8,202,242
Amgen, Inc.	214,790	53,154,081
Exact Sciences Corp. (a)(b)	15,155	683,491
Exelixis, Inc. (a)	130,632	2,732,821
Horizon Therapeutics PLC (a)	99,901	8,288,786
Incyte Corp. (a)	75,508	5,865,461
Ionis Pharmaceuticals, Inc. (a)	62,201	2,336,270
Moderna, Inc. (a)	9,892	1,623,178
Natera, Inc. (a)	38,396	1,804,612
Neurocrine Biosciences, Inc. (a)	45,338	4,267,666
Novavax, Inc. (a)(b)	37,283	2,032,296
Regeneron Pharmaceuticals, Inc. (a)	7,247	4,215,507
Repligen Corp. (a)(b)	18,840	4,019,702
Sarepta Therapeutics, Inc. (a)	40,277	3,743,747
Seagen, Inc. (a)	65,035	11,704,999
Ultragenyx Pharmaceutical, Inc. (a)(b)	24,809	1,321,824
Vertex Pharmaceuticals, Inc. (a)	115,585	32,411,190
		269,862,682
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	108,397	11,797,929
Abiomed, Inc. (a)	21,372	6,262,210
Align Technology, Inc. (a)	28,153	7,910,148
Baxter International, Inc.	37,545	2,202,390
DexCom, Inc. (a)	187,392	15,381,135
Edwards Lifesciences Corp. (a)	295,719	29,731,588
Globus Medical, Inc. (a)	2,448	143,673
ICU Medical, Inc. (a)	1,803	319,438
IDEXX Laboratories, Inc. (a)	39,891	15,923,689
Insulet Corp. (a)	32,931	8,160,302
Intuitive Surgical, Inc. (a)	157,812	36,323,588
Masimo Corp. (a)	18,311	2,647,404
Novocure Ltd. (a)(b)	49,451	3,362,173
Penumbra, Inc. (a)	17,036	2,374,478
ResMed, Inc.	69,127	16,626,426
Stryker Corp.	90,010	19,329,648
Tandem Diabetes Care, Inc. (a)	28,535	1,889,302
		180,385,521
Health Care Providers & Services - 3.1%
agilon health, Inc. (a)(b)	83,622	2,093,059
AmerisourceBergen Corp.	71,372	10,415,316
Chemed Corp.	2,496	1,200,801
Cigna Corp.	23,782	6,548,612
DaVita HealthCare Partners, Inc. (a)	27,876	2,346,044
Elevance Health, Inc.	35,091	16,741,916
Guardant Health, Inc. (a)	46,552	2,335,514
HCA Holdings, Inc.	6,606	1,403,247
Humana, Inc.	42,733	20,597,306
McKesson Corp.	13,613	4,649,929
Molina Healthcare, Inc. (a)	21,483	7,040,409
Signify Health, Inc. (a)(b)	1,813	31,020
UnitedHealth Group, Inc.	407,601	221,058,326
		296,461,499
Health Care Technology - 0.2%
Certara, Inc. (a)(b)	35,751	821,915
Change Healthcare, Inc. (a)	9,624	233,574
Definitive Healthcare Corp. (b)	7,935	206,151
Doximity, Inc. (a)(b)	21,247	899,173
Teladoc Health, Inc. (a)(b)	7,405	272,874
Veeva Systems, Inc. Class A (a)	66,665	14,904,961
		17,338,648
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	38,915	1,562,437
Agilent Technologies, Inc.	128,848	17,278,517
Avantor, Inc. (a)	271,014	7,864,826
Bio-Techne Corp.	18,603	7,167,364
Bruker Corp.	52,061	3,568,782
Charles River Laboratories International, Inc. (a)	22,501	5,637,401
Danaher Corp.	21,078	6,143,605
IQVIA Holdings, Inc. (a)	90,082	21,644,002
Maravai LifeSciences Holdings, Inc. (a)	52,387	1,366,777
Mettler-Toledo International, Inc. (a)	10,703	14,446,160
Sotera Health Co. (a)(b)	47,410	910,272
Syneos Health, Inc. (a)	8,594	680,129
Thermo Fisher Scientific, Inc.	22,858	13,678,456
Waters Corp. (a)	28,649	10,429,095
West Pharmaceutical Services, Inc.	35,425	12,170,613
		124,548,436
Pharmaceuticals - 2.1%
Catalent, Inc. (a)	26,026	2,943,541
Eli Lilly & Co.	328,442	108,284,043
Merck & Co., Inc.	507,579	45,347,108
Zoetis, Inc. Class A	225,456	41,156,993
		197,731,685
TOTAL HEALTH CARE		1,086,328,471
INDUSTRIALS - 6.7%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (a)	24,990	2,753,648
BWX Technologies, Inc.	17,076	967,868
HEICO Corp.	20,239	3,191,893
HEICO Corp. Class A	35,253	4,501,103
Howmet Aerospace, Inc.	17,654	655,493
Huntington Ingalls Industries, Inc.	4,157	901,404
Lockheed Martin Corp.	113,656	47,031,989
Northrop Grumman Corp.	8,208	3,930,811
Spirit AeroSystems Holdings, Inc. Class A	47,242	1,550,482
The Boeing Co. (a)	81,606	13,000,652
TransDigm Group, Inc. (a)	9,723	6,051,012
		84,536,355
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	16,161	1,789,023
Expeditors International of Washington, Inc.	24,666	2,620,763
GXO Logistics, Inc. (a)	5,571	267,408
United Parcel Service, Inc. Class B	313,976	61,190,783
		65,867,977
Airlines - 0.1%
Delta Air Lines, Inc. (a)	306,254	9,738,877
Building Products - 0.3%
A.O. Smith Corp.	14,706	930,449
Advanced Drain Systems, Inc.	29,362	3,482,333
Allegion PLC	33,215	3,510,826
Armstrong World Industries, Inc.	12,875	1,150,381
Carlisle Companies, Inc.	20,731	6,138,449
Fortune Brands Home & Security, Inc.	21,542	1,501,047
Masco Corp.	5,880	325,634
Trane Technologies PLC	64,857	9,533,330
Trex Co., Inc. (a)	54,688	3,528,470
		30,100,919
Commercial Services & Supplies - 0.7%
Cintas Corp.	39,080	16,628,149
Copart, Inc. (a)	101,963	13,061,460
Driven Brands Holdings, Inc. (a)	1,485	45,114
IAA, Inc. (a)	52,959	1,998,143
MSA Safety, Inc.	6,779	870,017
Republic Services, Inc.	6,283	871,201
Rollins, Inc.	102,647	3,959,095
Tetra Tech, Inc.	10,453	1,602,131
Waste Management, Inc.	186,172	30,636,464
		69,671,774
Construction & Engineering - 0.1%
AECOM	3,921	282,312
Quanta Services, Inc.	37,166	5,156,039
Valmont Industries, Inc.	1,399	379,801
Willscot Mobile Mini Holdings (a)	54,993	2,123,280
		7,941,432
Electrical Equipment - 0.3%
ChargePoint Holdings, Inc. Class A (a)(b)	95,126	1,437,354
Emerson Electric Co.	90,184	8,122,873
Generac Holdings, Inc. (a)	29,796	7,994,267
Plug Power, Inc. (a)(b)	123,275	2,630,689
Rockwell Automation, Inc.	37,555	9,587,040
Vertiv Holdings Co.	23,205	265,001
		30,037,224
Industrial Conglomerates - 0.2%
General Electric Co.	29,409	2,173,619
Honeywell International, Inc.	95,869	18,450,948
		20,624,567
Machinery - 1.5%
AGCO Corp.	3,908	425,659
Allison Transmission Holdings, Inc.	36,527	1,529,385
Caterpillar, Inc.	222,451	44,100,911
Deere & Co.	134,232	46,065,738
Donaldson Co., Inc.	9,824	534,524
Graco, Inc.	55,089	3,699,777
IDEX Corp.	6,441	1,344,559
Illinois Tool Works, Inc.	133,366	27,708,120
Lincoln Electric Holdings, Inc.	26,803	3,791,016
Middleby Corp. (a)	1,814	262,468
Nordson Corp.	6,485	1,497,970
Otis Worldwide Corp.	24,671	1,928,532
Parker Hannifin Corp.	13,904	4,019,507
Toro Co.	49,917	4,292,363
Xylem, Inc.	12,012	1,105,464
		142,305,993
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	62,790	6,026,584
CoStar Group, Inc. (a)	26,888	1,951,800
Equifax, Inc.	29,072	6,073,432
FTI Consulting, Inc. (a)	6,795	1,111,390
KBR, Inc.	42,932	2,285,270
Robert Half International, Inc.	45,447	3,596,676
TransUnion Holding Co., Inc.	67,470	5,345,648
Verisk Analytics, Inc.	74,314	14,138,239
		40,529,039
Road & Rail - 1.1%
CSX Corp.	262,046	8,471,947
J.B. Hunt Transport Services, Inc.	35,541	6,513,599
Landstar System, Inc.	15,734	2,463,630
Old Dominion Freight Lines, Inc.	48,749	14,795,809
Union Pacific Corp.	300,614	68,329,562
XPO Logistics, Inc. (a)	3,795	226,713
		100,801,260
Trading Companies & Distributors - 0.4%
Core & Main, Inc. (b)	10,004	241,497
Fastenal Co.	275,365	14,142,746
SiteOne Landscape Supply, Inc. (a)(b)	12,951	1,804,463
United Rentals, Inc. (a)	15,688	5,062,047
W.W. Grainger, Inc.	21,797	11,847,323
Watsco, Inc.	8,332	2,282,551
WESCO International, Inc. (a)	11,299	1,444,464
		36,825,091
TOTAL INDUSTRIALS		638,980,508
INFORMATION TECHNOLOGY - 44.1%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	119,262	13,909,527
Ubiquiti, Inc. (b)	838	252,766
		14,162,293
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	211,284	16,296,335
Arrow Electronics, Inc. (a)	1,606	205,841
CDW Corp.	64,684	11,742,087
Cognex Corp.	77,406	3,946,158
Corning, Inc.	21,290	782,620
II-VI, Inc. (a)	9,610	505,870
Jabil, Inc.	53,750	3,189,525
Keysight Technologies, Inc. (a)	80,299	13,056,617
National Instruments Corp.	8,202	311,676
Vontier Corp.	47,830	1,234,014
Zebra Technologies Corp. Class A (a)	10,269	3,673,119
		54,943,862
IT Services - 6.5%
Accenture PLC Class A	303,420	92,925,409
Automatic Data Processing, Inc.	183,550	44,257,576
Broadridge Financial Solutions, Inc.	50,683	8,137,156
Cloudflare, Inc. (a)	133,661	6,725,822
EPAM Systems, Inc. (a)	26,256	9,169,908
Euronet Worldwide, Inc. (a)	17,296	1,699,678
Fiserv, Inc. (a)	25,898	2,736,901
FleetCor Technologies, Inc. (a)	35,997	7,922,580
Gartner, Inc. (a)	37,387	9,925,501
Genpact Ltd.	45,606	2,192,736
Globant SA (a)	19,480	3,881,195
GoDaddy, Inc. (a)	10,655	790,388
IBM Corp.	287,873	37,650,910
Jack Henry & Associates, Inc.	34,716	7,212,943
MasterCard, Inc. Class A	412,219	145,838,960
MongoDB, Inc. Class A (a)	30,067	9,395,035
Okta, Inc. (a)	8,056	793,113
Paychex, Inc.	154,337	19,798,350
PayPal Holdings, Inc. (a)	170,748	14,774,824
Shift4 Payments, Inc. (a)(b)	25,472	927,945
Snowflake, Inc. (a)	87,800	13,162,098
Switch, Inc. Class A	40,914	1,383,302
The Western Union Co. (b)	61,827	1,052,296
Thoughtworks Holding, Inc.	40,884	640,243
Toast, Inc.	108,319	1,730,938
Twilio, Inc. Class A (a)	31,014	2,629,987
VeriSign, Inc. (a)	4,935	933,505
Visa, Inc. Class A	788,354	167,217,767
WEX, Inc. (a)	15,538	2,582,571
Wix.com Ltd. (a)	20,002	1,186,719
		619,276,356
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc. (a)	609,475	57,577,103
Allegro MicroSystems LLC (a)	22,658	562,598
Analog Devices, Inc.	50,248	8,640,646
Applied Materials, Inc.	422,219	44,746,770
Broadcom, Inc.	191,223	102,396,092
Enphase Energy, Inc. (a)	62,616	17,794,215
Entegris, Inc.	70,988	7,801,581
GlobalFoundries, Inc.	7,250	373,230
KLA Corp.	71,443	27,401,248
Lam Research Corp.	66,343	33,205,335
Lattice Semiconductor Corp. (a)	64,969	3,995,594
Microchip Technology, Inc.	219,869	15,140,179
Micron Technology, Inc.	100,931	6,243,592
Monolithic Power Systems, Inc.	21,707	10,087,677
NVIDIA Corp.	1,153,219	209,459,167
onsemi (a)	129,524	8,649,613
Qualcomm, Inc.	536,569	77,834,699
Teradyne, Inc.	69,429	7,004,692
Texas Instruments, Inc.	302,445	54,104,386
Universal Display Corp.	20,730	2,393,486
		695,411,903
Software - 16.7%
Adobe, Inc. (a)	225,977	92,677,687
Alteryx, Inc. Class A (a)	28,296	1,370,375
ANSYS, Inc. (a)	21,932	6,118,809
AppLovin Corp. (a)(b)	107,698	3,827,587
Aspen Technology, Inc. (a)	13,335	2,721,540
Atlassian Corp. PLC (a)	65,465	13,703,134
Autodesk, Inc. (a)	104,157	22,531,242
Avalara, Inc. (a)	41,391	3,618,401
Bentley Systems, Inc. Class B (b)	80,531	3,189,028
Black Knight, Inc. (a)	6,825	448,266
Cadence Design Systems, Inc. (a)	130,532	24,289,395
CCC Intelligent Solutions Holdings, Inc. Class A (a)	31,502	314,705
Ceridian HCM Holding, Inc. (a)	12,465	682,708
Citrix Systems, Inc.	28,294	2,869,295
Confluent, Inc. (a)	59,560	1,515,802
Coupa Software, Inc. (a)	20,066	1,312,718
Crowdstrike Holdings, Inc. (a)	100,592	18,468,691
Datadog, Inc. Class A (a)	123,647	12,613,230
DocuSign, Inc. (a)(b)	94,496	6,045,854
DoubleVerify Holdings, Inc. (a)	26,431	606,063
Dropbox, Inc. Class A (a)	125,081	2,844,342
Dynatrace, Inc. (a)	95,000	3,574,850
Elastic NV (a)	36,516	2,917,263
Fair Isaac Corp. (a)	12,059	5,571,620
Five9, Inc. (a)	33,065	3,574,988
Fortinet, Inc. (a)	313,757	18,715,605
HubSpot, Inc. (a)	21,782	6,708,856
Informatica, Inc. (b)	2,899	66,387
Intuit, Inc.	131,960	60,196,193
Jamf Holding Corp. (a)(b)	26,758	653,966
Manhattan Associates, Inc. (a)	18,545	2,608,725
Microsoft Corp.	3,583,100	1,005,919,494
nCino, Inc. (a)(b)	5,176	167,133
NCR Corp. (a)	3,067	99,524
New Relic, Inc. (a)	24,690	1,497,942
NortonLifeLock, Inc.	96,859	2,375,951
Nutanix, Inc. Class A (a)	52,296	791,238
Oracle Corp.	497,651	38,737,154
Palantir Technologies, Inc. (a)(b)	865,296	8,955,814
Palo Alto Networks, Inc. (a)	46,366	23,141,271
Paycom Software, Inc. (a)	24,490	8,093,700
Paylocity Holding Corp. (a)	18,995	3,911,640
Pegasystems, Inc.	19,804	795,131
Procore Technologies, Inc. (a)	23,968	1,239,146
PTC, Inc. (a)	50,382	6,216,131
RingCentral, Inc. (a)	40,240	1,991,478
Salesforce.com, Inc. (a)	98,624	18,148,788
SentinelOne, Inc. (b)	57,539	1,429,844
ServiceNow, Inc. (a)	95,877	42,824,421
Smartsheet, Inc. (a)	60,097	1,806,516
Splunk, Inc. (a)	76,998	8,000,862
Synopsys, Inc. (a)	72,951	26,809,493
Teradata Corp. (a)(b)	27,006	1,034,060
The Trade Desk, Inc. (a)	209,940	9,447,300
Tyler Technologies, Inc. (a)	17,185	6,856,815
UiPath, Inc. Class A (a)	16,432	301,199
Unity Software, Inc. (a)(b)	66,913	2,501,877
VMware, Inc. Class A	48,679	5,656,500
Workday, Inc. Class A (a)	93,195	14,454,545
Zendesk, Inc. (a)	58,149	4,385,598
Zoom Video Communications, Inc. Class A (a)	60,894	6,324,451
Zscaler, Inc. (a)	39,816	6,173,869
		1,586,446,210
Technology Hardware, Storage & Peripherals - 12.8%
Apple, Inc.	7,322,387	1,189,961,107
Dell Technologies, Inc.	19,658	885,789
HP, Inc.	231,429	7,727,414
NetApp, Inc.	106,416	7,590,653
Pure Storage, Inc. Class A (a)	134,634	3,816,874
		1,209,981,837
TOTAL INFORMATION TECHNOLOGY		4,180,222,461
MATERIALS - 1.4%
Chemicals - 1.0%
Albemarle Corp.	28,836	7,044,923
Axalta Coating Systems Ltd. (a)	25,760	649,667
CF Industries Holdings, Inc.	99,586	9,509,467
Ecolab, Inc.	104,832	17,315,101
FMC Corp.	20,585	2,286,994
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	80,364	229,841
Linde PLC	50,518	15,256,436
PPG Industries, Inc.	59,863	7,739,687
RPM International, Inc.	3,137	283,585
Sherwin-Williams Co.	114,497	27,701,404
The Chemours Co. LLC	44,453	1,582,082
The Mosaic Co.	21,266	1,119,868
The Scotts Miracle-Gro Co. Class A (b)	6,647	591,251
Valvoline, Inc.	85,672	2,760,352
		94,070,658
Construction Materials - 0.1%
Eagle Materials, Inc.	15,534	1,964,274
Martin Marietta Materials, Inc.	2,605	917,168
Vulcan Materials Co.	30,911	5,110,516
		7,991,958
Containers & Packaging - 0.3%
Ardagh Metal Packaging SA (b)	22,632	152,992
Avery Dennison Corp.	23,955	4,562,469
Ball Corp.	59,752	4,386,992
Berry Global Group, Inc. (a)	30,139	1,737,513
Crown Holdings, Inc.	49,711	5,054,614
Graphic Packaging Holding Co.	112,822	2,510,290
Sealed Air Corp.	69,727	4,261,714
		22,666,584
Metals & Mining - 0.0%
MP Materials Corp. (a)(b)	43,374	1,456,065
Royal Gold, Inc.	2,075	217,398
Southern Copper Corp.	26,903	1,339,769
		3,013,232
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	3,826	243,448
TOTAL MATERIALS		127,985,880
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	170,407	46,151,328
Apartment Income (REIT) Corp.	6,130	277,934
Camden Property Trust (SBI)	4,187	590,786
Crown Castle International Corp.	206,590	37,322,549
Equinix, Inc.	32,794	23,078,450
Equity Lifestyle Properties, Inc.	52,120	3,831,862
Extra Space Storage, Inc.	7,549	1,430,686
Iron Mountain, Inc.	103,411	5,014,399
Lamar Advertising Co. Class A	36,411	3,679,696
Public Storage	59,399	19,388,428
SBA Communications Corp. Class A	11,614	3,899,865
Simon Property Group, Inc.	75,692	8,223,179
		152,889,162
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	76,990	6,591,884
Opendoor Technologies, Inc. (a)(b)	60,717	298,120
Zillow Group, Inc.:
Class A (a)	1,834	64,190
Class C (a)(b)	4,732	165,052
		7,119,246
TOTAL REAL ESTATE		160,008,408
UTILITIES - 0.0%
Gas Utilities - 0.0%
National Fuel Gas Co.	3,446	249,284
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	57,186	1,270,673
Vistra Corp.	117,827	3,045,828
		4,316,501
TOTAL UTILITIES		4,565,785
TOTAL COMMON STOCKS (Cost $7,084,064,048)		9,455,728,824

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (d) (Cost $1,988,732)	2,000,000	1,972,484

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (e)	38,684,013	38,691,750
Fidelity Securities Lending Cash Central Fund 2.01% (e)(f)	89,234,674	89,243,597
TOTAL MONEY MARKET FUNDS (Cost $127,935,347)		127,935,347

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $7,213,988,127)	9,585,636,655
NET OTHER ASSETS (LIABILITIES) - (1.2)% (g)	(109,719,936)
NET ASSETS - 100.0%	9,475,916,719

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	84	Sep 2022	21,792,120	1,529,688	1,529,688
CME E-mini S&P 500 Index Contracts (United States)	34	Sep 2022	7,026,950	383,161	383,161

TOTAL FUTURES CONTRACTS					1,912,849
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,972,484.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $690,522 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	74,792,053	523,885,061	559,985,364	127,865	-	-	38,691,750	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	84,486,071	172,505,198	167,747,672	259,671	-	-	89,243,597	0.2%
Total	159,278,124	696,390,259	727,733,036	387,536	-	-	127,935,347

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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